DEFERRED CHARGES	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES
DEFERRED CHARGES

(in thousands of $)	2015	2014
Capitalized financing fees and expenses	7,218	6,253
Accumulated amortization	(1,421)	(2,720)
	5,797	3,533

During 2015, an arrangement fee of $3.8 million was paid and capitalized in connection with the $425.0 million term loan facility that was entered into in January 2015. The $175.0 million term loan facility was fully repaid and fully amortized deferred charges of $2.3 million were removed from cost and accumulated amortization.

During 2014, an arrangement fee of $3.4 million was paid and capitalized in connection with the $420.0 million term loan facility that was entered into in June 2014.